Derivatives And Hedging Activities (Impact Of Derivative Instruments In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative assets	$ 6		$ 40
Derivative liabilities	68	[1]	46	[1]
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0		31
Derivative liabilities	63		33
Undesignated [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	6	[2]	9	[2]
Derivative liabilities	5		13	[3]
Undesignated [Member] | Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5	[4]	8	[4]
Derivative liabilities	0		0
Undesignated [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1	[2]	1	[2]
Derivative liabilities	0		5	[3]
Undesignated [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0	[4]	0	[4]
Derivative liabilities	5	[1]	8	[1]
Fair Value Hedging [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0		10	[5]
Derivative liabilities	0		0
Fair Value Hedging [Member] | Accounts And Notes Receivable [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets			3
Fair Value Hedging [Member] | Deferred Charges And Other Assets [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets			7
Cash Flow Hedging [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0		18	[6]
Derivative liabilities	53	[7]	1	[1]
Cash Flow Hedging [Member] | Other Liabilities [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	21
Cash Flow Hedging [Member] | Deferred Charges And Other Assets [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets			5
Cash Flow Hedging [Member] | Other Current Assets [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets			13
Cash Flow Hedging [Member] | Other Accrued Liabilities [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	32
Fuel Oil Contracts [Member] | Cash Flow Hedging [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0		3	[2]
Derivative liabilities	0		0
Natural Gas Contracts [Member] | Cash Flow Hedging [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0		0
Derivative liabilities	10	[3]	32	[8]
Natural Gas Contracts [Member] | Cash Flow Hedging [Member] | Other Liabilities [Member] | Designated As Hedging Instrument [Member] | Commodities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities			5
Natural Gas Contracts [Member] | Cash Flow Hedging [Member] | Other Accrued Liabilities [Member] | Designated As Hedging Instrument [Member] | Commodities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities			$ 27

[1]	Included in Other liabilities in the accompanying consolidated balance sheet.
[2]	Included in Other current assets in the accompanying consolidated balance sheet.
[3]	Included in Other accrued liabilities in the accompanying consolidated balance sheet.
[4]	Included in Deferred charges and other assets in the accompanying consolidated balance sheet.
[5]	Includes $3 million recorded in Accounts and notes receivable, net, and $7 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
[6]	Includes $13 million recorded in Other current assets and $5 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
[7]	Includes $32 million recorded in Other accrued liabilities and $21 million recorded in Other liabilities in the accompanying consolidated balance sheet.
[8]	Includes $27 million recorded in Other accrued liabilities and $5 million recorded in Other liabilities in the accompanying consolidated balance sheet.